Deferred Government Grants - Additional Information (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2023 USD ($) Grant	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Deferred Government Grants [Line Items]
Proceeds from government grants received		$ 8,571	$ 6,984	$ 2,660
Current deferred government grants		1,586	15,120
Non-current deferred government grants		5,865	4,477
Interest subsidy, Rental Fees Subsidy and Other Government Grants
Deferred Government Grants [Line Items]
Additional income from government grants		$ 4,367	7,638	1,690
Government Grants for Property, Plant and Equipment
Deferred Government Grants [Line Items]
Number of deferred government grants | Grant		4
Current deferred government grants		$ 627
Non-current deferred government grants		3,921
Government grant recorded as reduction To depreciation		546	457	569
Revenue from grants		$ 7	0	$ 79
Government Grants For Research And Development
Deferred Government Grants [Line Items]
Number of deferred government grants | Grant		9
Number of deferred government grants conditions expected to be fulfilled in remainder of fiscal year | Grant		3
Current deferred government grants	[1]	$ 959	14,859
Non-current deferred government grants	[1]	$ 1,944	$ 2,499
Number of deferred government grants expects to fulfill | Grant		6

[1]	The Company has nine deferred government grants related to various research and development projects. The Company expects to fulfill six grants’ conditions in 2024 and recorded $959 as the current portion of deferred government grants, while the remaining three grants’ conditions are expected to be fulfilled after 2024 and $1,944 is recorded in the non-current portion of deferred government grants.